================================================================================

                           Wells S&P REIT Index Fund
                           -------------------------


                               SEMI-ANNUAL REPORT
                                  June 30, 1999

                                  (Unaudited)


     INVESTMENT ADVISER                                   ADMINISTRATOR
     ------------------                                   -------------
WELLS ASSET MANAGEMENT, INC.                     COUNTRYWIDE FUND SERVICES, INC.
  3885 Holcomb Bridge Road                              312 Walnut Street
   Atlanta, Georgia 30092                          Cincinnati, Ohio 45201-5354
                                                          1.800.282.1581

================================================================================

August 27, 1999

Dear Fellow Shareholders,

All of us at Wells Real Estate Funds thank you for your continued support. As a valued shareholder, you have contributed significantly to our growth and success, and we look forward to serving your financial needs for the remainder of 1999 and beyond.

In the first half of 1999, the public REIT market continued to be characterized by healthy earning growth and operating efficiency. Lehman Brothers reported growth rates in Funds From Operations (the REIT industry's primary measure of financial performance) for the office sector for the first and second quarters of 1999 to be 14.2% and 14.6%, respectively, exceeding expectations.

The fundamentals underlying real estate also remain strong. Healthy occupancy levels, a controlled supply of real estate and demand for space supported by a growing economy continue to dominate the real estate investment environment. These are the fundamentals that many analysts feel are presenting investors with a great buying opportunity in the REIT market for the remainder of the year and into the next century.

At Wells, we are committed to customer service and a risk-averse investment management style corresponding to the performance of the S&P REIT Composite Index. Standard & Poor's expertise in managing their indices based on sound research and fundamental analysis has established S&P as a world leader in the indexing arena. The Fund's ability to correlate to the S&P REIT Composite Index has provided our shareholders with one of the only investments that represents the total U.S.
REIT market.

We and our associated service partners have completed our Y2K verification procedures and we believe that we are fully prepared for the year 2000. We will continue running verification checks throughout the remainder of 1999 to ensure a smooth transition into the year 2000.

For updates on your investment throughout the year, we are pleased to offer you our website at www.WellsREF.com. Also, you may call our Investor Services Department at (800) 282-1581.

Thank you for investing in the Wells S&P REIT Index Fund.

Yours truly,

/s/ Leo F. Wells, III

Leo F. Wells, III
President

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
     At acquisition cost                                           $ 19,075,736
                                                                   ============
     At market value (Note 1)                                      $ 18,288,362
Dividends receivable                                                    115,907
Receivable from Adviser (Note 3)                                         28,916
Receivable for capital shares sold                                       63,511
Organization expenses, net (Note 1)                                      27,771
Other assets                                                             22,427
                                                                   ------------
     TOTAL ASSETS                                                    18,546,894
                                                                   ------------
LIABILITIES
Bank overdraft                                                            1,534
Dividends payable                                                        29,781
Payable for capital shares redeemed                                      12,922
Payable for securities purchased                                        249,972
Payable to Administrator (Note 3)                                        10,350
Other accrued expenses and liabilities                                   14,076
                                                                   ------------
     TOTAL LIABILITIES                                                  318,635
                                                                   ------------

NET ASSETS                                                         $ 18,228,259
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 19,658,541
Undistributed net investment income                                      18,970
Accumulated net realized losses from security transactions             (661,878)
Net unrealized depreciation on investments                             (787,374)
                                                                   ------------
Net assets                                                         $ 18,228,259
                                                                   ============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                            $ 17,250,864
                                                                   ============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                       2,187,743
                                                                   ============
Net asset value and redemption price per share (Note 1)            $       7.89
                                                                   ============
Maximum offering price per share (Note 1)                          $       8.22
                                                                   ============
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares                            $    354,667
                                                                   ============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                          44,545
                                                                   ============
Net asset value, offering price and
     redemption price per share (Note 1)                           $       7.96
                                                                   ============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                            $    622,728
                                                                   ============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                          78,495
                                                                   ============
Net asset value, offering price and
     redemption price per share (Note 1)                           $       7.93
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
================================================================================
INVESTMENT INCOME
      Dividends                                                      $  512,454
                                                                     ----------
EXPENSES
      Investment advisory fees (Note 3)                                  35,087
      Custodian fees                                                     21,921
      Registration fees, Common                                          19,314
      Accounting services fees (Note 3)                                  16,000
      Professional fees                                                  14,556
      Transfer agent fees, Class A (Note 3)                               9,678
      Transfer agent fees, Class B (Note 3)                               2,400
      Transfer agent fees, Class C (Note 3)                               2,400
      Administrative services fees (Note 3)                              10,606
      Postage and supplies                                                8,152
      Insurance expense                                                   5,322
      Amortization of organization expenses (Note 1)                      3,787
      Reports to shareholders                                             3,080
      Trustees' fees and expenses                                         2,250
      Pricing expenses                                                    1,081
      Distribution expenses, Class A (Note 3)                                87
                                                                     ----------
           TOTAL EXPENSES                                               155,721
      Fees waived and expenses reimbursed by the Adviser (Note 3)       (85,785)
                                                                     ----------
           NET EXPENSES                                                  69,936
                                                                     ----------

NET INVESTMENT INCOME                                                   442,518
                                                                     ----------
REALIZED AND UNREALIZED GAINS (LOSSES)
      ON INVESTMENTS
      Net realized losses from security transactions                   (476,220)
      Net change in unrealized appreciation/
         depreciation on investments                                    670,562
                                                                     ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        194,342
                                                                     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  636,860
                                                                     ==========

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
Statements of Changes in Net Assets
For the Periods Ended June 30, 1999 and December 31, 1998
===========================================================================================
                                                               Six Months
                                                                 Ended           Period
                                                                June 30,          Ended
                                                                  1999         December 31,
                                                              (Unaudited)        1998 (A)
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
      Net investment income                                   $    442,518     $    283,229
      Net realized losses from security transactions              (476,220)        (185,658)
      Net change in unrealized appreciation/depreciation
         on investments                                            670,562       (1,457,936)
                                                              ------------     ------------
Net increase (decrease) in net assets from operations              636,860       (1,360,365)
                                                              ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income, Class A               (419,529)        (283,229)
      Dividends from net investment income, Class B                   (889)              --
      Dividends from net investment income, Class C                 (3,130)              --
      Return of capital                                                 --          (61,104)
                                                              ------------     ------------
Decrease in net assets from distributions to shareholders         (423,548)        (344,333)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A
      Proceeds from shares sold                                  5,415,787       13,598,352
      Net asset value of shares issued in
          reinvestment of distributions to shareholders            369,346          318,441
      Payments for shares redeemed                                (752,684)        (326,417)
                                                              ------------     ------------
Net increase in net assets from Class A share transactions       5,032,449       13,590,376
                                                              ------------     ------------
CLASS B
      Proceeds from shares sold                                    358,661               --
      Net asset value of shares issued in
          reinvestment of distributions to shareholders                599               --
                                                              ------------     ------------
Net increase in net assets from Class B share transactions         359,260               --
                                                              ------------     ------------
CLASS C
      Proceeds from shares sold                                    635,555               --
      Net asset value of shares issued in
          reinvestment of distributions to shareholders              2,005               --
                                                              ------------     ------------
Net increase in net assets from Class C share transactions         637,560               --
                                                              ------------     ------------

TOTAL INCREASE IN NET ASSETS                                     6,242,581       11,885,678

NET ASSETS:
      Beginning of period (Note 1)                              11,985,678          100,000
                                                              ------------     ------------
      End of period                                           $ 18,228,259     $ 11,985,678
                                                              ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME                           $     18,970     $         --
                                                              ============     ============

(A) Represents the period from the commencement of operations (March 2, 1998) through December 31, 1998.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND - CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED             PERIOD
                                                                 JUNE 30,            ENDED
                                                                   1999           DECEMBER 31,
                                                               (UNAUDITED)          1998 (A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period                          $     7.75         $    10.00
                                                                ----------         ----------

Income (loss) from investment operations:
   Net investment income                                              0.22               0.26
   Net realized and unrealized gains (losses) on investments          0.13              (2.20)
                                                                ----------         ----------
Total from investment operations                                      0.35              (1.94)
                                                                ----------         ----------

Less distributions:
   Dividends from net investment income                              (0.21)             (0.26)
   Return of capital                                                    --              (0.05)
                                                                ----------         ----------
Total distributions                                                  (0.21)             (0.31)
                                                                ----------         ----------

Net asset value at end of period                                $     7.89         $     7.75
                                                                ==========         ==========

Total return (B)                                                     4.72%(D)        (19.62)%(D)
                                                                ==========         ==========

Net assets at end of period (000's)                             $   17,251         $   11,986
                                                                ==========         ==========

Ratio of net expenses to average net assets (C)                      0.99%(E)           0.99%(E)

Ratio of net investment income to average net assets                 6.29%(E)           5.33%(E)

Portfolio turnover rate                                                15%(E)              9%(E)

---------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.20% (E) and 3.30% (E) for the periods ended June 30, 1999 and December 31, 1998, respectively (Note
     3).

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                    JUNE 30,
                                                                    1999 (A)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                             $     8.16
                                                                   ----------

Income (loss) from investment operations:
   Net investment income                                                 0.04
   Net realized and unrealized losses on investments                    (0.22)
                                                                   ----------
Total from investment operations                                        (0.18)
                                                                   ----------

Less distributions:
   Dividends from net investment income                                 (0.02)
                                                                   ----------

Net asset value at end of period                                   $     7.96
                                                                   ==========

Total return (B)                                                      (2.21)%(D)
                                                                   ==========

Net assets at end of period (000's)                                $      355
                                                                   ==========

Ratio of net expenses to average net assets (C)                         1.68%(E)

Ratio of net investment income to average net assets                    9.05%(E)

Portfolio turnover rate                                                   15%(E)

--------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class B shares (May 9, 1999) through June 30, 1999.

(B)  Total return shown excludes the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.22% (E) for the period ended June 30, 1999 (Note 3).

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                     JUNE 30,
                                                                     1999 (A)
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                             $     8.09
                                                                   ----------

Income (loss) from investment operations:
   Net investment income                                                 0.05
   Net realized and unrealized losses on investments                    (0.17)
                                                                   ----------
Total from investment operations                                        (0.12)
                                                                   ----------

Less distributions:
   Dividends from net investment income                                 (0.04)
                                                                   ----------

Net asset value at end of period                                   $     7.93
                                                                   ==========

Total return (B)                                                      (1.48)%(D)
                                                                   ==========

Net assets at end of period (000's)                                $      623
                                                                   ==========

Ratio of net expenses to average net assets (C)                         1.71%(E)

Ratio of net investment income to average net assets                    7.00%(E)

Portfolio turnover rate                                                   15%(E)

--------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through June 30, 1999.

(B)  Total return shown excludes the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.25% (E) for the period ended June 30, 1999 (Note 3).

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
==============================================================================================
                                                                                     MARKET
INVESTMENT SECURITIES - 100.3%                                     SHARES            VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
APARTMENT/RESIDENTIAL - 22.0%
     Apartment Investment & Management Company - Class A            9,500         $    406,125
     Archstone Communities Trust                                   21,200              465,075
     Associated Estates Realty Corp.                                3,300               38,981
     Avalon Bay Communities, Inc.                                   9,874              365,338
     Berkshire Realty Company, Inc.                                 5,500               63,594
     BRE Properties, Inc. -  Class A                                6,800              176,375
     Camden Property Trust                                          6,575              182,456
     Chateau Communities, Inc.                                      4,300              128,731
     Colonial Properties Trust                                      3,900              110,175
     Cornerstone Realty Income Trust, Inc.                          6,500               69,875
     Equity Residential Properties Trust                           18,255              822,616
     Essex Property Trust, Inc.                                     2,600               91,975
     Gables Residential Trust                                       4,000               96,500
     Manufactured Home Communities, Inc.                            3,900              101,400
     Merry Land Properties, Inc.*                                     175                  864
     Mid-America Apartment Communities, Inc.                        2,900               67,063
     Pennsylvania Real Estate Investment Trust                      2,000               41,875
     Post Properties, Inc.                                          5,900              241,900
     Smith (Charles E.) Residential Realty, Inc.                    2,900               98,419
     Summit Properties, Inc.                                        4,300               84,925
     Sun Communities, Inc.                                          2,600               92,300
     United Dominion Realty Trust, Inc.                            15,900              186,825
     Walden Residential Properties, Inc.                            3,700               79,550
                                                                                  ------------
                                                                                     4,012,937
                                                                                  ------------
DIVERSIFIED - 8.8%
     Duke Realty Investments, Inc.                                 13,600              306,850
     Franchise Finance Corporation of America                       8,500              187,000
     Glenborough Realty Trust, Inc.                                 4,800               84,000
     Liberty Property Trust                                        10,100              251,238
     National Golf Properties, Inc.                                 1,900               46,194
     Pacific Gulf Properties, Inc.                                  3,100               70,138
     Prison Realty Trust, Inc.                                     15,100              148,169
     Spieker Properties, Inc.                                       9,700              377,087
     U.S. Restaurant Properties, Inc.                               2,200               46,750
     Washington Real Estate Investment Trust                        5,400               91,462
                                                                                  ------------
                                                                                     1,608,888
                                                                                  ------------
HEALTH CARE - 7.7%
     American Health Properties, Inc.                               3,800               76,475
     Health Care Property Investors, Inc.                           4,700              135,713
     Health Care REIT, Inc.                                         4,300               99,975
     Healthcare Realty Trust, Inc.                                  6,033              126,693


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
==============================================================================================
                                                                                     MARKET
INVESTMENT SECURITIES - 100.3%                                     SHARES            VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS - 97.8% (CONTINUED)
HEALTH CARE - 7.7% (CONTINUED)
     HRPT Properties Trust                                         20,100         $    307,781
     LTC Properties, Inc.                                           4,100               53,300
     Meditrust Corp.                                               22,800              297,825
     National Health Investors, Inc.                                3,700               84,406
     Nationwide Health Properties, Inc.                             7,000              133,438
     OMEGA Healthcare Investors, Inc.                               3,000               77,437
                                                                                  ------------
                                                                                     1,393,043
                                                                                  ------------
HOTEL - 4.0%
     Equity Inns, Inc.                                              5,600               51,800
     FelCor Lodging Trust, Inc.                                    10,400              215,800
     Hospitality Properties Trust                                   8,500              230,562
     MeriStar Hospitality Corp.                                     7,300              163,794
     RFS Hotel Investors, Inc.                                      3,700               46,481
     Winston Hotels, Inc.                                           2,400               25,200
                                                                                  ------------
                                                                                       733,637
                                                                                  ------------
INDUSTRIAL/OFFICE - 29.2%
     AMB Property Corp.                                            13,100              307,850
     Arden Realty, Inc.                                             9,500              233,938
     Bedford Property Investors, Inc.                               3,500               62,563
     Boston Properties, Inc.                                        9,700              347,988
     Brandywine Realty Trust                                        5,800              114,913
     CarrAmerica Realty Corp.                                      10,200              255,000
     CenterPoint Properties Corp.                                   3,100              113,538
     Cornerstone Properties, Inc.                                  19,600              311,150
     Cousins Properties, Inc.                                       4,900              165,681
     Crescent Real Estate Equities Company                         19,300              458,375
     EastGroup Properties, Inc.                                     2,500               50,156
     Equity Office Properties Trust                                39,300            1,007,063
     First Industrial Realty Trust, Inc.                            5,800              159,137
     Highwoods Properties, Inc.                                     9,400              257,912
     Kilroy Realty Corp.                                            4,200              102,112
     Koger Equity, Inc.                                             4,100               75,594
     Mack-Cali Realty Corp.                                         8,900              275,344
     Parkway Properties, Inc.                                       1,500               49,687
     Prentiss Properties Trust                                      5,800              136,300
     ProLogis Trust                                                24,590              497,947
     Reckson Associates Realty Corp.                                6,100              143,350
     TriNet Corporate Realty Trust, Inc.                            3,800              105,212
     Weeks Corp.                                                    3,000               91,500
                                                                                  ------------
                                                                                     5,322,310
                                                                                  ------------


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
==============================================================================================
                                                                                     MARKET
INVESTMENT SECURITIES - 100.3%                                     SHARES            VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS - 97.8% (CONTINUED)
MORTGAGE - 1.1%
     Dynex Capital, Inc.                                            6,800         $     13,600
     Indymac Mortgage Holdings, Inc.                               12,200              195,200
                                                                                  ------------
                                                                                       208,800
                                                                                  ------------
RETAIL CENTERS - 20.1%
     Bradley Real Estate, Inc.                                      3,700               76,775
     Burnham Pacific Properties, Inc.                               4,900               60,331
     CBL & Associates Properties, Inc.                              3,800              100,225
     Chelsea GCA Realty, Inc.                                       2,400               89,100
     Commercial Net Lease Realty                                    4,500               57,937
     Developers Diversified Realty Corp.                            9,200              152,950
     Federal Realty Investment Trust                                6,100              139,918
     General Growth Properties, Inc.                                6,100              216,550
     Glimcher Realty Trust                                          3,600               58,500
     IRT Property Company                                           5,100               50,363
     JDN Realty Corp.                                               5,100              114,112
     JP Realty, Inc.                                                2,700               55,519
     Kimco Realty Corp.                                             9,200              359,950
     Kranzco Realty Trust                                           1,600               21,200
     Macerich Company (The)                                         5,200              136,500
     Mills Corp.                                                    3,700               80,244
     New Plan Excel Realty Trust                                   13,660              245,880
     Prime Retail, Inc.                                             6,577               57,138
     Realty Income Corp.                                            4,100               97,375
     Simon Property Group, Inc.                                    26,400              669,900
     Taubman Centers, Inc.                                          8,000              105,500
     Urban Shopping Centers, Inc.                                   2,700               85,050
     Vornado Realty Trust                                          13,000              459,062
     Weingarten Realty Investors                                    4,100              171,175
                                                                                  ------------
                                                                                     3,661,254
                                                                                  ------------
SELF STORAGE - 4.9%
     Public Storage, Inc.                                          20,734              580,552
     Shurgard Storage Centers, Inc. - Class A                       4,400              119,350
     Sovran Self Storage, Inc.                                      1,900               51,181
     Storage USA, Inc.                                              4,300              137,063
                                                                                  ------------
                                                                                       888,146
                                                                                  ------------

TOTAL COMMON STOCKS (COST $18,616,389)                                            $ 17,829,015
                                                                                  ------------
CASH EQUIVALENTS - 2.5% (COST $459,347)
     Firstar Stellar Treasury Fund                                459,347         $    459,347
                                                                                  ------------

TOTAL INVESTMENTS SECURITIES - 100.3% (COST $19,075,736)                          $ 18,288,362

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                                         (60,103)
                                                                                  ------------

NET ASSETS - 100.0%                                                               $ 18,228,259
                                                                                  ============

* Non-income producing security.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Leo F. Wells III, the President of the Fund's investment adviser, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 9, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load if redeemed within six years of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sales price or, if not available, at their last quoted bid price.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
================================================================================

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
================================================================================

As of December 31, 1998, the Fund had capital loss carryforwards for federal income tax purposes of $61,580, which expire on December 31, 2006. In addition, the Fund elected to defer until its subsequent tax year $41,550 of capital losses incurred after October 31, 1998. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distribution to shareholders.

As of June 30, 1999, net unrealized depreciation on investments was $884,740 for federal income tax purposes, of which $511,868 related to appreciated securities and $1,396,608 related to depreciated securities based on a federal income tax cost basis of $19,173,102. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 1999, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,979,254 and $1,052,334, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund.

In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived its investment advisory fees of $35,087 and reimbursed the Fund for $50,698 of other operating expenses during the six months ended June 30, 1999.

SUB-ADVISORY AGREEMENT
Gateway Investment Advisers, L.P. (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
================================================================================

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee for each class of shares. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee from the Fund, based on current net assets and the number of classes of shares, of $4,000. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter earned $23,606 from underwriting and broker commissions on the sale of Class A shares of the Fund during the six months ended June 30, 1999. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the six months ended June 30, 1999, the Fund paid Class A distribution expenses of $87.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
================================================================================

4.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                   Six Months
                                                        Ended            Period
                                                     June 30,             Ended
                                                         1999          Dec. 31,
                                                  (Unaudited)              1998

CLASS A
Shares sold                                           690,592         1,537,513
Shares issued in reinvestment of
   distributions to shareholders                       48,669            39,308
Shares redeemed                                       (98,207)          (40,132)
                                                   ----------        ----------
Net increase in shares outstanding                    641,054         1,536,689
Shares outstanding, beginning of
   period (Note 1)                                  1,546,689            10,000
                                                   ----------        ----------
Shares outstanding, end of period                   2,187,743         1,546,689
                                                   ==========        ==========
CLASS B
Shares sold                                            44,470                --
Shares issued in reinvestment of
   distributions to shareholders                           75                --
                                                   ----------        ----------
Net increase in shares outstanding                     44,545                --
Shares outstanding, beginning of
   period                                                  --                --
                                                   ----------        ----------
Shares outstanding, end of period                      44,545                --
                                                   ==========        ==========
CLASS C
Shares sold                                            78,242                --
Shares issued in reinvestment of
   distributions to shareholders                          253                --
                                                   ----------        ----------
Net increase in shares outstanding                     78,495                --
Shares outstanding, beginning of
   period                                                  --                --
                                                   ----------        ----------
Shares outstanding, end of period                      78,495                --
                                                   ==========        ==========